Contract Liabilities - Summary of Current and Non-current Contract Liabilities (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contract liabilities [line items]
Contract liabilities	₺ 290,408	₺ 255,756
Contract liabilities	141,890	131,598
Contract liabilities [member]
Disclosure of contract liabilities [line items]
Contract liabilities	290,408	255,756
Contract liabilities	₺ 141,890	₺ 131,598